LONG-TERM DEBT - Disclosure of Detailed Information About Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings [abstract]
Beginning balance	$ 115,876	$ 41,436
Fair value on inception	60,567	71,626
Additions and adjustments	554	334
Amortization of finance costs	908	353
Principal repayment	(25,761)	(14,980)
Finance charge	28,130	17,107
Ending balance	180,274	115,876
Current portion of long-term debt	31,939	21,288
Long-term debt	148,335	94,588
Orion Convertible Credit
Borrowings [abstract]
Beginning balance	39,741	32,956
Fair value on inception	0	0
Additions and adjustments	0	0
Amortization of finance costs	438	308
Principal repayment	0	0
Finance charge	7,790	6,477
Ending balance	47,969	39,741
Current portion of long-term debt	0
Long-term debt	47,969
Sprott Convertible Credit
Borrowings [abstract]
Beginning balance	8,903	7,685
Fair value on inception	0	0
Additions and adjustments	315	0
Amortization of finance costs	0	0
Principal repayment	(2,038)	0
Finance charge	1,291	1,218
Ending balance	8,471	8,903
Current portion of long-term debt	0
Long-term debt	8,471
Stream Agreement
Borrowings [abstract]
Beginning balance	0	0
Fair value on inception	42,459	0
Additions and adjustments	0	0
Amortization of finance costs	378	0
Principal repayment	0	0
Finance charge	6,930	0
Ending balance	49,767	0
Current portion of long-term debt	0
Long-term debt	49,767
Gold Prepay Agreement
Borrowings [abstract]
Beginning balance	34,004	0
Fair value on inception	18,108	41,737
Additions and adjustments	0	0
Amortization of finance costs	72	45
Principal repayment	(17,043)	(14,498)
Finance charge	8,691	6,720
Ending balance	43,832	34,004
Current portion of long-term debt	17,299
Long-term debt	26,533
Silver Purchase Agreement
Borrowings [abstract]
Beginning balance	32,447	0
Fair value on inception	0	29,889
Additions and adjustments	0	0
Amortization of finance costs	20	0
Principal repayment	(6,231)	(134)
Finance charge	3,427	2,692
Ending balance	29,663	32,447
Current portion of long-term debt	14,351
Long-term debt	15,312
Other Borrowings
Borrowings [abstract]
Beginning balance	781	795
Fair value on inception	0	0
Additions and adjustments	239	334
Amortization of finance costs	0	0
Principal repayment	(449)	(348)
Finance charge	1	0
Ending balance	572	$ 781
Current portion of long-term debt	289
Long-term debt	$ 283